Label	Element	Value
Hartford Multifactor REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

January 28, 2020

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

Hartford MULTIFACTOR REIT ETF SUMMARY PROSPECTUS

DATED JANUARY 28, 2020

AND

HARTFORD MULTIFACTOR ETFS PROSPECTUS

DATED JANUARY 28, 2020

IMPORTANT NOTICE REGARDING CHANGES IN A RULE 35D-1 INVESTMENT POLICY

This Supplement contains new and additional information regarding Hartford Multifactor REIT ETF and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Multifactor REIT ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective April 1, 2020, the Hartford Multifactor REIT ETF’s (the “Fund”) policy of investing at least 80% of its net assets (plus the amount of borrowings for investment purposes) in securities of REITs will be rescinded. The Fund will continue to invest, under normal conditions, at least 80% of its assets in securities of the Hartford Risk-Optimized Multifactor REIT Index (the “Index”) and in depositary receipts representing securities of the Index.

Prior to April 1, 2020, under normal conditions, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in securities of REITs.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.